Segment Information (Tables)	6 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
Schedule of Major Merchandise Categories

The following table shows disaggregated revenue by major merchandise categories for the six months ended June 30, 2024 and 2025, respectively:

	Six months ended June 30,
	2024			2025
	HK$	US$	%	HK$	US$	%
Book products	43,707,926	5,597,624	53.3%	34,020,084	4,333,824	41.4%
Novelty and packaging products	38,226,333	4,895,602	46.7%	48,101,149	6,127,613	58.6%
	81,934,259	10,493,226	100.0%	82,121,233	10,461,437	100.0%